15a. INCOME TAXES - Deferred tax asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carryforwards	$ 4,785,742	$ 3,612,736
Less valuation allowance	(4,785,742)	(3,612,736)
Net deferred tax asset	0	0
Change in valuation allowance	$ (4,785,742)	$ (3,612,736)